GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Jan. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Region	The information below summarizes revenue by major geographic region for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
EMEA:
Israel	$201,610	$328,371	$274,113
Germany	44,486	63,258	86,834
Other	13,208	14,127	18,727
Total EMEA	259,304	405,756	379,674
Americas:
United States	35,139	37,726	44,746
Other	9,987	17,869	7,134
Total Americas	45,126	55,595	51,880
APAC	7,633	12,691	11,904
Total revenue	$312,062	$474,042	$443,458

Schedule of Long-lived Assets by Region	Property and equipment, net by geographic area consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Israel	$20,090	$24,510
United States	173	538
Other countries	5,611	5,791
Total property and equipment, net	$25,874	$30,839

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2023	2022	2021
Customer A	17.7%	14.8%	16.9%
Customer B	10.0%	8.4%	14.1%